Operating segments	9 Months Ended
Sep. 30, 2023
Disclosure of operating segments [abstract]
Disclosure of entity's operating segments [text block]	Operating segments
Operating segments are disclosed based on internal information that is used by the chief operating decision maker to allocate resources and to assess performance. The chief operating decision-maker, responsible for allocating resources, evaluating the performance of the operating segments and responsible for making strategic decisions for the Group, is the CEO, together with the Board of Directors.
Profit by operating segment
Each operating segment is composed of one or more legal entities. The measurement of profit by operating segment takes into account all revenues and expenses recognized by the companies that make up each segment.
Transactions between segments are carried out under terms and rates compatible with those practiced with third parties, where applicable. The Group does not have any single customer accounting for more than 10% of its total net revenue.
a.Banking & Spending
This segment comprises a wide range of banking products and services, such as checking accounts, debit and credit cards, deposits, loans, advances to customers, debt collection services and other services, which are available to the customers primarily by means of Inter’s mobile application. The segment also comprises foreign exchange services and money remittances between countries, including the Global Account digital solution, including investment funds consolidated by the Group.
b.Investments
This segment is responsible for operations related to the acquisition, sale and custody of securities, the structuring and distribution of securities in the capital market and operations related to the management of fund portfolios and other assets (purchase, sale, risk management). Revenues consist primarily of administration fees and commissions charged to investors for the rendering of such services.
c.Insurance Brokerage
This segment offers insurance products underwritten by insurance companies with which Inter has an agreement (‘partner insurance companies’), including warranties, life, property and automobile insurance and pension products, as well as consortium products provided by a third party with whom Inter has a commercial agreement. The income from brokerage commissions is recognized in the income statement when services are provided, that is, when the performance obligation is fulfilled upon sale to the customer.
d.Inter Shop & Commerce Plus
This segment includes sales of goods and/or services with partner companies through our digital platform. The segment income basically comprises commissions received for sales and/or for the rendering of these services.
e. Others
Include eliminations between the aforementioned groups and the following companies: (i) Inter US Management; (ii) Inter US Finance; (iii) IM Design; (iv) Holding Fin; and (v) Inter&Co Inc.
Segment information

	09/30/2023
	Banking & Spending	Investments	Insurance Brokerage	Inter Shop & Commerce Plus	Total of reportable segments		Others	Eliminations	Consolidated
Interest income	3,257,024	14,857	—	25,217	3,297,098		2,512	(28,643)	3,270,967
Interest expenses	(2,131,885)	(28,381)	—	—	(2,160,266)		(9,928)	34,819	(2,135,375)
Net interest income	1,125,139	(13,524)	—	25,217	1,136,832		(7,416)	6,176	1,135,592

Revenues from services and commissions	643,107	66,496	87,090	125,969	922,662		5,995	—	928,657
Expenses from services and commissions	(99,496)	(155)	—	(2)	(99,653)		(19)	—	(99,672)
Net result from services and commissions	543,611	66,341	87,090	125,967	823,009		5,976	—	828,986

Income from securities	1,148,315	33,045	1,513	23,849	1,206,722		1,809	(6,176)	1,202,355
Net gains / (losses) from derivatives	(5,753)	—	—	—	(5,753)		—	—	(5,753)
Other revenues	326,484	12,694	37,349	21,986	398,513		347,736	(467,784)	278,465
Net revenues	3,137,796	98,556	125,952	197,019	3,559,323		348,105	(467,784)	3,439,645

Impairment losses on financial assets	(1,151,127)	—	—	(6,013)	(1,157,140)		—	—	(1,157,140)
Other administrative expenses	(1,133,308)	(59,443)	(45,206)	(69,832)	(1,307,789)		(23,977)	—	(1,331,766)
Personnel expenses	(469,772)	(49,314)	(13,238)	(26,700)	(559,024)		(10,298)	—	(569,322)
Depreciation and amortization	(108,752)	(3,012)	(626)	(6,732)	(119,122)		(146)	—	(119,268)
Income before taxes and interests in associates	274,837	(13,213)	66,882	87,742	416,248		313,684	(467,784)	262,149

Income from equity interests in associates	(30,597)	—	—	—	(30,597)		—	—	(30,597)
Profit (loss) before income tax	244,240	(13,213)	66,882	87,742	385,651	—	313,684	(467,784)	231,552

Current income tax and social contribution	(150,099)	—	(25,490)	(38,356)	(213,945)		(2,017)	—	(215,962)
Deferred income tax and social contribution	164,845	7,194	2,767	2,154	176,960		—	—	176,960
	14,747	7,194	(22,723)	(36,201)	(36,985)		(2,017)	—	(39,002)

Profit / (loss) for the period	258,986	(6,019)	44,159	51,540	(67,582)		311,667	—	192,550

Total assets	54,572,478	639,017	193,302	439,042	55,843,839		15,113,736	(15,878,735)	55,078,840
Total liabilities	47,664,585	401,384	93,542	194,260	48,353,771		322,785	(965,942)	47,710,614

	09/30/2022
	Banking & Spending	Investments	Insurance Brokerage	Inter Shop & Commerce Plus	Total of reportable segments	Others	Eliminations	Consolidated
Interest income	1,940,819	3,101	25	4	1,943,949	—	(12,134)	1,931,815
Interest expenses	(1,327,920)	(12,181)	(67)	—	(1,340,168)	(53,460)	12,138	(1,381,490)
Net interest income	612,899	(9,080)	(42)	4	603,781	(53,460)	4	550,325

Revenues from services and commissions	342,265	70,945	56,424	218,661	688,295	5,301	(1,572)	693,596
Expenses from services and commissions	(95,871)	—	—	(4)	(95,875)	1,572	1,572	(94,303)
Net result from services and commissions	246,394	70,945	56,424	218,657	592,420	6,873	—	599,293

Income from securities and derivatives	1,167,481	18,103	977	10,108	1,196,669	1,170	(101,998)	1,095,841
Net gains / (losses) from derivatives	13,920	—	—	—	—	—	—	13,920
Other revenues	379,648	21,670	38,394	43,106	482,818	(85,624)	(95,728)	301,466
Net revenues	2,420,342	101,638	95,753	271,875	2,875,688	(131,041)	(197,722)	2,560,845

Impairment losses on financial assets	(819,378)	855	—	—	(818,523)	—	—	(818,523)
Other administrative expenses	(1,175,736)	(36,148)	(16,677)	(52,145)	(1,280,706)	(4,501)	546	(1,285,207)
Personnel expenses	(458,927)	(11,766)	(5,542)	(13,678)	(489,913)	(3,905)	—	(493,818)
Tax expenses	(130,450)	(7,081)	(10,018)	(31,722)	(179,271)	(566)	—	(179,837)
Depreciation and amortization	(101,857)	(2,041)	(447)	(3,176)	(107,521)	(88)	—	(107,609)
Income before taxes and interests in associates	(135,556)	52,538	73,087	202,876	179,025	(139,535)	(197,176)	(144,312)

Income from equity interests in associates	(13,954)	—	—	—	(13,954)	—		(13,954)
Profit (loss) before income tax	(149,510)	52,538	73,087	202,876	165,071	(139,535)	(197,176)	(158,266)

Current income tax and social contribution	(5,709)	(17,326)	(24,853)	(47,434)	(95,322)	(1,106)	—	(96,428)
Deferred income tax and social contribution	196,800	210	238	—	197,248	14,554	—	211,802
Income tax	191,091	(17,116)	(24,615)	(47,434)	101,926	13,448	—	115,374

Profit / (loss) for the period	61,244	52,748	73,325	202,876	390,193	(124,981)	(197,176)	(42,892)

Total assets	46,473,673	464,654	148,411	490,752	47,577,490	23,212,728	(24,447,118)	46,343,100
Total liabilities	39,353,463	380,246	93,001	183,568	40,010,278	(126,401)	(629,881)	39,253,996